Summary of significant accounting policies - Intangible assets (Details)	Dec. 31, 2023
Trademarks of GFS
Useful lives ( in years)	10 years
Service Contracts of GFS
Useful lives ( in years)	1 year
Non-competition agreements of Apiguru
Useful lives ( in years)	3 years